Repurchase agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Repurchase Agreements	$ 783,837	$ 308,583	$ 210,454	$ 197,242
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Repurchase Agreements	$ 783,837	$ 308,583